Inventories (Tables)	12 Months Ended
Mar. 31, 2022
Inventories [Abstract]
Schedule of inventories
	March 31, 2023	March 31, 2022
Concentrate inventory	$2,556	$3,199
Stockpile	1,234	1,715
Material and supplies	4,553	4,210
	$8,343	$9,124